Stock Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 24, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Apr. 16, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized		485,000,000	485,000,000	485,000,000
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized							9,000,000
Number of vested shares granted to Non-empolyee	53,571
Stock compensation expense		$ 3,100	$ 5,000
Option to purchase common stock	4,600,000	452,000
Granted, Weighted Average Grant-Date Fair Value	$ 12.56
Unrecognized compensation expense related to non-vested equity		$ 58,400	$ 58,400
Weighted average period for recognition (in years)			4 years 7 months 6 days
Expiration period	10 years
Expiration day	90 days
Restricted Equity Unit Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)							552.5
Stock compensation expense				$ 400	$ 1,500
Unrecognized compensation expense related to non-vested equity						$ 1,100
Matching Grant | 2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Matching Grant Percentage Of Aggregate fair Value	25.00%
Maximum Aggregate Matching Grant Value	$ 500,000
Valuation discount percentage	10.00%
Restriction period preventing the sale of underlying shares	3 years
Stock compensation expense			$ 1,400